Debt - Additional Information (Details) - USD ($) $ in Millions		3 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term Debt, Current Maturities		$ 89	$ 187
Long-term Debt, Gross		6,948
Long-term Debt		6,838	6,964
Unamortized discounts		110	132
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries		4,000	2,100
Caesars Entertainment Resort Properties [Member]
Debt Instrument [Line Items]
Long-term Debt, Current Maturities		68	117
Long-term Debt, Gross		4,618
Long-term Debt		4,563	4,627
Revolver capacity		270
Caesars Entertainment Resort Properties [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment		6
Caesars Growth Partners, LLC [Member]
Debt Instrument [Line Items]
Revolver capacity		160
Revolving Credit Facility [Member] | Caesars Entertainment Resort Properties [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	[1]	40
Long-term Debt		40 [1]	80	[2]
Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Long-term Debt, Current Maturities		21	70
Variable Interest Entity, Primary Beneficiary [Member] | Caesars Growth Partners, LLC [Member]
Debt Instrument [Line Items]
Long-term Debt, Current Maturities		21	70
Long-term Debt, Gross		2,330
Long-term Debt		2,275	2,337
Variable Interest Entity, Primary Beneficiary [Member] | Revolving Credit Facility [Member] | Caesars Entertainment Resort Properties [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount		0
Variable Interest Entity, Primary Beneficiary [Member] | Revolving Credit Facility [Member] | Caesars Growth Partners, LLC [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	[2]	0
Long-term Debt	[2]	0	45
Revolver capacity			150
Letters of Credit Outstanding, Amount		0
Variable Interest Entity, Primary Beneficiary [Member] | Horseshoe Baltimore Credit Facility [Member] | Caesars Growth Partners, LLC [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	[3]	0
Long-term Debt	[3]	0	$ 0
Revolver capacity		10
Variable Interest Entity, Primary Beneficiary [Member] | Horseshoe Baltimore Credit Facility [Member] | Caesars Growth Partners, LLC [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	[4]		8.25%
Long-term Debt, Gross		297
Long-term Debt		$ 287	$ 288
Variable Interest Entity, Primary Beneficiary [Member] | Other Debt Obligations [Member] | Caesars Growth Partners, LLC [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Long-term Debt, Gross		$ 5
Long-term Debt		$ 4	$ 4

[1]	Variable interest rate for amounts currently borrowed is calculated by adding LIBOR to a base rate of 6.00%.
[2]	Variable interest rate calculated as LIBOR plus 7.00%.
[3]	This represents an equipment financing term loan facility.
[4]	Variable interest rate calculated as LIBOR plus 5.00%.